Bank Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure
Bank Debt Borrowings Schedule

Bank debt is comprised of the following secured borrowings:
			December 31,
Borrower	Commencement	Maturity	2012	2013

Maxpente	July 2010	December 2013	$33,900	$	―
Marathasa	February 2005	December 2013	13,305		―
Marinouki	March 2006	December 2013	25,174		―
Soffive	November 2007	December 2013	33,000		―
Kerasies	December 2007	December 2013	30,932		―
Maxeikosi	August 2012	August 2014	17,875		16,668
Maxpente	December 2013	January 2015	―		30,838
Maxdodeka	December 2012	February 2016	23,150		―
Glovertwo	October 2013	October 2016	―		16,000
Marathassa	December 2013	February 2017	―		10,208
Marindou	December 2012	January 2018	28,400		28,400
Marinouki	December 2013	March 2018	―		20,963
Avstes	December 2012	April 2018	22,700		22,700
Eniaprohi	December 2012	November 2018	24,000		24,000
Petra	January 2007	January 2019	22,220		22,220
Eniadefhi	December 2012	February 2019	33,750		33,750
Pemer	March 2007	March 2019	22,218		22,218
Eptaprohi	April 2012	April 2019	42,800		―
Pelea	December 2012	June 2019	32,298		32,298
Maxeikosiena	October 2012	October 2019	18,000		―
Soffive	December 2013	November 2019	―		27,840
Kerasies	December 2013	December 2019	―		24,744
Maxdekatria	March 2012	March 2020	20,800		20,400
Maxdeka	August 2011	December 2022	34,087		30,678
Staloudi	July 2008	July 2023	27,520		24,520
Shikoku	October 2011	August 2023	41,067		37,333
Maxeikositessera	September 2012	February 2024	33,971		31,017
Maxenteka	April 2012	April 2024	34,500		31,500
Total			$615,667		$508,295

Current portion			$19,199		$35,185
Long-term portion			$596,468		$473,110

Bank Debt Maturities Schedule

To December 31,
2014	.	$35,185
2015	.	63,890
2016	.	49,089
2017	.	46,903
2018	.	109,290
2019	and thereafter	203,938
Total	..	$508,295